Other non-current liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Other non-current liabilities
Schedule of Other non-current liabilities

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Payable to equity method investee	450	450	66
Total other non-current liabilities	450	450	66